APPENDIX I                        UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1.   Name and address of issuer:
          D.L. BABSON BOND TRUST FUND, INC.
          3435 STELZER ROAD
          COLUMBUS, OHIO 43219

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2.   The  name  of  each series or class of funds for which this notice is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [ X ]

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3.   Investment Company Act File Number:               811-495

     Securities Act File Number:                       2-10002


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4(a). Last day of the fiscal year for which this notice is filed:

                                  JUNE 30, 2003

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4(b).  [  ]  Check box if  this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c).  [  ]  Check  box  if this is the last time the issuer will be filing this form.


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5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):             $   24,163,857
                                                                 ---------------

     (ii)  Aggregate price of securities redeemed
           or repurchased during the fiscal year: - $  32,439,495
                                                    -------------

     (iii) Aggregate price of securities redeemed
           repurchased during  any  prior  fiscal or
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce  registration fees payable to the
           Commission.                            - $  65,076,256
                                                    -------------

     (iv)  Total available redemption credits [Add
           items 5(ii) and 5(iii)]:                               $   97,515,751
                                                                 ---------------

     (v)   Net Sales - If item 5(i) is greater than item
           5(iv) [subtract Item 5(iv) from Item 5(i) ]
                                                                  $            0
                                                                 ---------------

     ------------------------------------------------------------
     (vi)  Redemption credits available for use in
           future years - if Item 5(i) is less than
           Item 5 (iv) [ subtract Item5(iv) from
           Item 5(i)]:                              $  73,351,894
                                                    -------------
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     (vii)  Multiplier for determining registration fee
            (See Instruction C.9):                                     0.0000809
                                                                 ---------------

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii):                                    =  $            0
            (enter "0" if no fee is due):                        ---------------


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6.   Prepaid  shares If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ____________.

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7.   Interest  due.  if this Form is being filed more than 90 days after the end of  the  issuers  fiscal  year

                                                                $              0
                                                               -----------------

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8.   Total  of  amount  of the registration fee due plus any interest due [ Line
     5(viii)  plus  line  7].

                                                                $              0
                                                               -----------------

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's  lockbox  depository:
            N/A
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     Method  of  Delivery:
          [X]  Wire  Transfer
          [ ]  Mail  or  other  means


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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By  (Signature  and  Title)*
                                   ---------------------------------------------

               Martin  A.  Cramer               Vice  President
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     Date  9/26/2003
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     *  Please  print  the  name  and  title  of  the  signing officer below the signature.

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